Allowance for Loan and Lease Losses ALLL and Recorded Investment Breakout (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	$ 9,382	$ 18,137
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	39,549	42,001
Allowance for Loan and Lease Losses, ACI Loans	14,759	21,964
Allowance for Loan and Lease Losses, Total allowance	63,690	82,102	77,765	93,689
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	113,219	187,536
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	12,146,505	10,946,864
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	993,000	1,370,689
Loans and Leases Receivable, Net of Deferred Income	13,252,724	12,505,089
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	9,134	12,568
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	12,438	15,888
Allowance for Loan and Lease Losses, ACI Loans	4,925	5,175
Allowance for Loan and Lease Losses, Total allowance	26,497	33,631	43,454	46,584
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	90,472	95,274
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	6,302,876	5,747,862
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	651,395	865,612
Loans and Leases Receivable, Net of Deferred Income	7,044,743	6,708,748
Commercial and Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	248	5,569
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	19,905	17,505
Allowance for Loan and Lease Losses, ACI Loans	9,834	16,789
Allowance for Loan and Lease Losses, Total allowance	29,987	39,863	28,209	33,490
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	22,747	92,262
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	4,448,618	4,174,429
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	341,605	505,077
Loans and Leases Receivable, Net of Deferred Income	4,812,970	4,771,768
Lease financing receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	0	0
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	4,273	3,181
Allowance for Loan and Lease Losses, ACI Loans	0	0
Allowance for Loan and Lease Losses, Total allowance	4,273	3,181	3,766	2,454
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	0	0
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	1,237,941	836,935
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	0	0
Loans and Leases Receivable, Net of Deferred Income	1,237,941	836,935
Home equity lines [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	0	0
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	2,812	5,265
Allowance for Loan and Lease Losses, ACI Loans	0	0
Allowance for Loan and Lease Losses, Total allowance	2,812	5,265	2,186	10,907
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	0	0
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	151,916	179,600
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	0	0
Loans and Leases Receivable, Net of Deferred Income	151,916	179,600
Consumer and credit card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	0	0
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	121	162
Allowance for Loan and Lease Losses, ACI Loans	0	0
Allowance for Loan and Lease Losses, Total allowance	121	162	150	254
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	0	0
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	5,154	8,038
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	0	0
Loans and Leases Receivable, Net of Deferred Income	5,154	8,038
Total Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,439,754	7,733,321
Performing Financing Receivable [Member] | Lease financing receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,233,414	834,925
Performing Financing Receivable [Member] | Home equity lines [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Net of Deferred Income	148,646	175,354
Performing Financing Receivable [Member] | Consumer and credit card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,117	7,699
Performing Financing Receivable [Member] | Total Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 7,703,485	$ 6,489,070